Financial and other investments (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of financial assets [abstract]
Schedule of financial assets

	2019	2018
	£m	£m
Non-current
Debt investments at fair value through other comprehensive income	343	—
Equity investments at fair value through other comprehensive income	93	—
Investments at fair value through profit and loss	62	—
Available-for-sale investments	—	417
Loans to joint ventures and associates[1]	169	482
	667	899
Current
Investments at fair value through profit and loss	1,311	—
Available-for-sale investments	—	2,304
Other loans and receivables	670	390
	1,981	2,694
	2,648	3,593
Financial and other investments include the following:
Investments in short-term money funds[2]	969	1,999
Insurance company fund investments[3]	342	301
Equities[4]	93	84
Bonds[4]	122	145
Cash surrender value of life insurance policies[4]	221	198
Loans to joint ventures and associates	169	482
Corporate venture capital and other	62	—
Restricted balances:
Collateral[5]	637	335
Other	33	49
	2,648	3,593

1.	Comprises a loan to a joint venture. In 2018, £352 million related to a shareholder loan to Quadgas, which has been re-classified to assets held for sale during the period.

2.	Includes £6 million (2018: £69 million) held as insurance company fund investments and £22 million (2018: £nil) US non-qualified plan investments, and therefore restricted.

3.	Includes restricted amounts of £342 million (2018: £301 million) held as insurance company fund investments.

4.	Primarily includes restricted amounts of £436 million (2018: £411 million) relating to US non-qualified plan investments.

5.	Refers to collateral placed with counterparties with whom we have entered into a credit support annex to the ISDA (International Swaps and Derivatives Association) Master Agreement.